SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
January 1,	$ 9,036	$ 6,783
Charges to expenses	2,141	2,437
Write offs	(1,144)	(121)
Foreign currency translation adjustments	(277)	(63)
December 31,	$ 9,756	$ 9,036